Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets Net
Schedule of intangible assets

	Goodwill	Software	Brands	Contract with customers	Development costs	Total

Cost
On January 1, 2021	24,854	5,047	8,823	7,237	14,124	60,085
Additions: internal development	—	3,000	—	—	18,182	21,182
Acquisitions	—	67	—	—	—	67
Transfer	—	(928)	—	—	928	—
As of December 31, 2021	24,854	7,186	8,823	7,237	33,234	81,334

On January 1, 2022	24,854	7,186	8,823	7,237	33,234	81,334
Additions: internal development	—	—	—	—	36,849	36,849
Acquisitions	—	87	—	—	—	87
Acquired from business combination (nota 6 (i))	48,742	4,120	—	2,212	—	55,074
As of December 31, 2022	73,596	11,393	8,823	9,449	70,083	173,344

Accumulated amortization						—

On January 1, 2021	—	(474)	(14)	(74)	—	(562)
Amortization	—	(869)	(176)	(239)	(4,860)	(6,144)
As of December 31, 2021	—	(1,343)	(190)	(313)	(4,860)	(6,706)

On January 1, 2022	—	(1,343)	(190)	(313)	(4,860)	(6,706)
Amortization	—	(1,148)	(293)	(828)	(13,839)	(16,108)
As of December 31, 2022	—	(2,491)	(483)	(1,141)	(18,699)	(22,814)

Book value						—
As of December 31, 2021	24,854	5,843	8,633	6,924	28,374	74,628
As of December 31, 2022	73,596	8,902	8,340	8,308	51,384	150,530

Schedule of key assumptions

Assumption	Approach used to determining values

Sales volume	Average annual growth rate over the five-year forecast period; based on past performance and management’s expectations of market development.
Budgeted gross margin	Based on past performance and management’s expectations for the future.
Operating costs	Fixed costs of the CGUs, which do not vary significantly with sales volumes or prices. Management forecasts these costs based on the current structure of the business, adjusting for inflationary increases but not reflecting any future restructurings or cost-saving measures. The amounts disclosed above are the average operating costs for the five-year forecast period.
Annual capital expenditure	Expected cash costs in the CGUs. This is based on the historical experience of management, and the planned refurbishment expenditure. No incremental revenue or cost savings are assumed in the value in use model as a result of this expenditure
Long-term growth rate	This is the weighted average growth rate used to extrapolate cash flows beyond the budget period. The rates are consistent with forecasts included in industry reports.
Pre-tax discount rates	Reflect specific risks relating to the relevant segments and the countries in which they operate.